Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2023	Oct. 26, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following information has been prepared in accordance with the SEC’s pay versus performance (“PvP”) disclosure requirements under Item 402(v) of Regulation S-K for fiscal years 2023, 2022, 2021 and 2020 (each, a “Covered Year”).
Our Compensation Committee has implemented an executive compensation program that is intended to link a substantial portion of our NEOs’ total compensation to the achievement of various short- and long-term financial and operational metrics, and to be aligned with shareholder value. The Committee does not consider the Compensation Actually Paid (“CAP”) metric as a basis for making compensation decisions. Refer to the CD&A beginning on page 32 for details on how we align pay with performance, and how the Committee approaches designing our executive compensation program.
Pay Versus Performance Table
Year (a)	Summary Compensation Table Total for First CEO (b1)	Summary Compensation Table Total for Second CEO (b2)	Compensation Actually Paid to First CEO (c1)	Compensation Actually Paid to Second CEO (c2)	Average Summary Compensation Table Total for non-CEO NEOs (d)	Average Compensation Actually Paid to non-CEO NEOs (e)	Total Shareholder Return (f)	Peer Group Total Shareholder Return (g)	Net Income (000s) (h)	Shyft Adjusted EBITDA (000s) (i)
2023	$3,755,905	$3,402,383	$263,813	$2,706,203	$1,131,628	$541,211	67.59	204.99	6,464	39,968
2022	3,417,703		(7,264,177)		1,295,458	(151,088)	137.50	177.95	36,558	70,793
2021	5,147,927		17,936,324		1,423,191	3,782,664	271.74	151.52	70,155	108,066
2020	4,495,767		11,205,332		1,274,709	2,655,111	156.97	128.80	33,166	76,346
Column (a) Indicates the Covered Year.
Column (b1) Contains the Total Compensation from the Summary Compensation Table (“SCT”) for each of the respective Covered Years for Mr. Adams, who served as our CEO for each of the Covered Years shown in the table until October 26, 2023.
Column (b2). Contains the Total Compensation from the Summary Compensation Table (“SCT”) for Mr. Dunn, who served as our CEO beginning October 26, 2023.
Columns (c1) and (c2). “Compensation Actually Paid to CEO” for each of the respective Covered Years reflects the Total Compensation in columns (b1) and (b2) adjusted per the table below in accordance with the SEC rules for calculating Compensation Actually Paid. The amounts in columns (c1) and (c2) do not represent the actual amount of compensation earned by or paid to Mr. Adams or Mr. Dunn, respectively, during the applicable Covered Years. For the actual amounts earned by Mr. Adams and Mr. Dunn, and for information about the decisions made by our Compensation Committee, please review the respective CD&As in the proxy statements applicable to each Covered Year in the table above.
	First CEO				Second CEO
Compensation Actually Paid to CEO	2023	2022	2021	2020	2023
SCT Total Compensation ($)	3,755,905	3,417,703	5,147,927	4,495,767	3,402,383
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(2,567,922)	(2,211,760)	(2,554,773)	(1,978,913)	(2,230,214)
Plus: Fair Value at Covered Year-End for Stock and Option Awards Granted in the Covered Year ($)	627,261	1,053,484	4,349,758	6,021,187	1,534,034
Change in Fair Value (From Prior Year-End to Covered Year-End) of Outstanding Unvested Stock and Option Awards Granted Prior to Covered Years ($)	(847,981)	(3,172,834)	5,666,217	3,547,420	—
Change in Fair Value (From Prior Year-End to Vesting Date) of Stock and Option Awards Granted Prior to Covered Years that Vested in the Covered Year ($)	(703,450)	(6,350,770)	5,327,195	(880,130)	—
Less: Prior Year-End Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—	—	—	—	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—	—	—	—	—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—	—	—	—	—
Compensation Actually Paid ($)	263,813	(7,264,177)	17,936,324	11,205,332	2,706,203
Column (d). Contains the average Total Compensation of the NEOs other than the CEO from the Summary Compensation Table in the proxy statement for each of the respective Covered Years shown in the table. The following non-CEO NEOs are included in the average figures shown above for each of the respective Covered Years:
2023: Jonathan Douyard, Jacob Farmer, Colin Hindman, Joshua Sherbin
2022: Jonathan Douyard, Stephen Guillaume, Colin Hindman, Joshua Sherbin
2021: Jonathan Douyard, Stephen Guillaume, Todd Heavin, Chad Heminover
2020: Jonathan Douyard, Stephen Guillaume, Todd Heavin, Chad Heminover, Frederick Sohm
Column (e). “Average Compensation Actually Paid to non-CEO NEOs” for each of the respective Covered Years reflects the Total Compensation in column (d) adjusted per the table below in accordance with the SEC rules for calculating Compensation Actually Paid. The amounts in column (e) do not represent the actual average amount of compensation earned by or paid to our non-CEO NEOs during the applicable Covered Years. For the actual amounts earned by our non-CEO NEOs and for information about the decisions made by our Compensation Committee, please review the respective CD&As in the proxy statements applicable to each Covered Year in the table above.
Average Compensation Actually Paid to Non-CEO NEOs	2023	2022	2021	2020
SCT Total Compensation ($)	1,131,628	1,295,458	1,423,191	1,274,709
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(560,801)	(670,736)	(663,829)	(526,733)
Plus: Fair Value at Covered Year-End for Stock and Option Awards Granted in the Covered Year ($)	317,112	507,847	1,086,806	1,630,064
Change in Fair Value (From Prior Year-End to Covered Year-End) of Outstanding Unvested Stock and Option Awards Granted Prior to Covered Years ($)	(258,504)	(605,195)	1,550,824	354,922
Change in Fair Value (From Prior Year-End to Covered Year-End) of Stock and Option Awards Granted Prior to Covered Years that Vested in the Covered Year ($)	(88,225)	(678,462)	385,671	(77,851)
Less: Prior Year-End Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—	—	—	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—	—	—	—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—	—	—	—
Compensation Actually Paid ($)	541,211	(151,088)	3,782,664	2,655,111
Columns (f) and (g). The TSR figures assume an initial investment of $100 on December 31, 2019 and show the resulting cumulative total shareholder return for the applicable periods in the table (assuming reinvestment of any dividends), for The Shyft Group in column (f) and for the Peer Group in column (g). The Peer Group is comprised of the Dow Jones Commercial Trucks and Vehicles Total Stock Market Index.
Column (h) Reflects the Company’s Net Income for each of the respective Covered Years as disclosed in the company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2023, 2022, 2021 and 2020.
Column (i) The Company-Selected Measure is Shyft Adjusted EBITDA, which is a non-GAAP financial measure defined as income from continuing operations before interest, income taxes, depreciation, and amortization, as adjusted to eliminate the impact of restructuring charges, acquisition related expenses and adjustments, non-cash stock-based compensation expenses, and other gains and losses not reflective of our ongoing operations.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
Column (b1) Contains the Total Compensation from the Summary Compensation Table (“SCT”) for each of the respective Covered Years for Mr. Adams, who served as our CEO for each of the Covered Years shown in the table until October 26, 2023.
Column (b2). Contains the Total Compensation from the Summary Compensation Table (“SCT”) for Mr. Dunn, who served as our CEO beginning October 26, 2023.
Column (d). Contains the average Total Compensation of the NEOs other than the CEO from the Summary Compensation Table in the proxy statement for each of the respective Covered Years shown in the table. The following non-CEO NEOs are included in the average figures shown above for each of the respective Covered Years:
2023: Jonathan Douyard, Jacob Farmer, Colin Hindman, Joshua Sherbin
2022: Jonathan Douyard, Stephen Guillaume, Colin Hindman, Joshua Sherbin
2021: Jonathan Douyard, Stephen Guillaume, Todd Heavin, Chad Heminover
2020: Jonathan Douyard, Stephen Guillaume, Todd Heavin, Chad Heminover, Frederick Sohm

Peer Group Issuers, Footnote
Columns (f) and (g). The TSR figures assume an initial investment of $100 on December 31, 2019 and show the resulting cumulative total shareholder return for the applicable periods in the table (assuming reinvestment of any dividends), for The Shyft Group in column (f) and for the Peer Group in column (g). The Peer Group is comprised of the Dow Jones Commercial Trucks and Vehicles Total Stock Market Index.

Adjustment To PEO Compensation, Footnote
Columns (c1) and (c2). “Compensation Actually Paid to CEO” for each of the respective Covered Years reflects the Total Compensation in columns (b1) and (b2) adjusted per the table below in accordance with the SEC rules for calculating Compensation Actually Paid. The amounts in columns (c1) and (c2) do not represent the actual amount of compensation earned by or paid to Mr. Adams or Mr. Dunn, respectively, during the applicable Covered Years. For the actual amounts earned by Mr. Adams and Mr. Dunn, and for information about the decisions made by our Compensation Committee, please review the respective CD&As in the proxy statements applicable to each Covered Year in the table above.
	First CEO				Second CEO
Compensation Actually Paid to CEO	2023	2022	2021	2020	2023
SCT Total Compensation ($)	3,755,905	3,417,703	5,147,927	4,495,767	3,402,383
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(2,567,922)	(2,211,760)	(2,554,773)	(1,978,913)	(2,230,214)
Plus: Fair Value at Covered Year-End for Stock and Option Awards Granted in the Covered Year ($)	627,261	1,053,484	4,349,758	6,021,187	1,534,034
Change in Fair Value (From Prior Year-End to Covered Year-End) of Outstanding Unvested Stock and Option Awards Granted Prior to Covered Years ($)	(847,981)	(3,172,834)	5,666,217	3,547,420	—
Change in Fair Value (From Prior Year-End to Vesting Date) of Stock and Option Awards Granted Prior to Covered Years that Vested in the Covered Year ($)	(703,450)	(6,350,770)	5,327,195	(880,130)	—
Less: Prior Year-End Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—	—	—	—	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—	—	—	—	—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—	—	—	—	—
Compensation Actually Paid ($)	263,813	(7,264,177)	17,936,324	11,205,332	2,706,203

Non-PEO NEO Average Total Compensation Amount			$ 1,131,628	$ 1,295,458	$ 1,423,191	$ 1,274,709
Non-PEO NEO Average Compensation Actually Paid Amount			$ 541,211	(151,088)	3,782,664	2,655,111
Adjustment to Non-PEO NEO Compensation Footnote
Column (e). “Average Compensation Actually Paid to non-CEO NEOs” for each of the respective Covered Years reflects the Total Compensation in column (d) adjusted per the table below in accordance with the SEC rules for calculating Compensation Actually Paid. The amounts in column (e) do not represent the actual average amount of compensation earned by or paid to our non-CEO NEOs during the applicable Covered Years. For the actual amounts earned by our non-CEO NEOs and for information about the decisions made by our Compensation Committee, please review the respective CD&As in the proxy statements applicable to each Covered Year in the table above.
Average Compensation Actually Paid to Non-CEO NEOs	2023	2022	2021	2020
SCT Total Compensation ($)	1,131,628	1,295,458	1,423,191	1,274,709
Less: Stock and Option Award Values Reported in SCT for the Covered Year ($)	(560,801)	(670,736)	(663,829)	(526,733)
Plus: Fair Value at Covered Year-End for Stock and Option Awards Granted in the Covered Year ($)	317,112	507,847	1,086,806	1,630,064
Change in Fair Value (From Prior Year-End to Covered Year-End) of Outstanding Unvested Stock and Option Awards Granted Prior to Covered Years ($)	(258,504)	(605,195)	1,550,824	354,922
Change in Fair Value (From Prior Year-End to Covered Year-End) of Stock and Option Awards Granted Prior to Covered Years that Vested in the Covered Year ($)	(88,225)	(678,462)	385,671	(77,851)
Less: Prior Year-End Fair Value of Stock and Option Awards Forfeited during the Covered Year ($)	—	—	—	—
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans ($)	—	—	—	—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans ($)	—	—	—	—
Compensation Actually Paid ($)	541,211	(151,088)	3,782,664	2,655,111

Compensation Actually Paid vs. Total Shareholder Return
Relationship between Pay and Performance
The graphs below show the relationship between Compensation Actually Paid (“CAP”), as described above, for each of the CEOs and the non-CEO NEOs (on average) to (1) the Company’s TSR and that of the Peer Group, (2) the Company’s Net Income, and (3) the Company’s Adjusted EBITDA, in each case for 2023, 2022, 2021 and 2020.

Compensation Actually Paid vs. Net Income
Relationship between Pay and Performance
The graphs below show the relationship between Compensation Actually Paid (“CAP”), as described above, for each of the CEOs and the non-CEO NEOs (on average) to (1) the Company’s TSR and that of the Peer Group, (2) the Company’s Net Income, and (3) the Company’s Adjusted EBITDA, in each case for 2023, 2022, 2021 and 2020.

Compensation Actually Paid vs. Company Selected Measure
Relationship between Pay and Performance
The graphs below show the relationship between Compensation Actually Paid (“CAP”), as described above, for each of the CEOs and the non-CEO NEOs (on average) to (1) the Company’s TSR and that of the Peer Group, (2) the Company’s Net Income, and (3) the Company’s Adjusted EBITDA, in each case for 2023, 2022, 2021 and 2020.

Total Shareholder Return Vs Peer Group
Relationship between Pay and Performance
The graphs below show the relationship between Compensation Actually Paid (“CAP”), as described above, for each of the CEOs and the non-CEO NEOs (on average) to (1) the Company’s TSR and that of the Peer Group, (2) the Company’s Net Income, and (3) the Company’s Adjusted EBITDA, in each case for 2023, 2022, 2021 and 2020.

Tabular List, Table
We selected Adjusted EBITDA as our most important performance measure used to link NEO Compensation Actually Paid for 2023 (as described above) and Company performance in 2023 because it is viewed as the primary indicator of the performance and strength of our business. As described in the CD&A section of this proxy, this is the metric with the greatest weight in our Annual Incentive Compensation plan.
 Listed below are the metrics we believe are the most important financial performance measures we used to link Compensation Actually Paid for 2023 (as described above) to Company performance for 2023.
Financial Performance Measures
Adjusted EBITDA (Company and segment)	Net Income	Relative TSR
Free Cash Flow

Total Shareholder Return Amount			$ 67.59	137.5	271.74	156.97
Peer Group Total Shareholder Return Amount			204.99	177.95	151.52	128.8
Net Income (Loss)			$ 6,464,000	$ 36,558,000	$ 70,155,000	$ 33,166,000
Company Selected Measure Amount			39,968,000	70,793,000	108,066,000	76,346,000
PEO Name	Mr. Dunn	Mr. Adams		Mr. Adams	Mr. Adams	Mr. Adams
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description
Column (i) The Company-Selected Measure is Shyft Adjusted EBITDA, which is a non-GAAP financial measure defined as income from continuing operations before interest, income taxes, depreciation, and amortization, as adjusted to eliminate the impact of restructuring charges, acquisition related expenses and adjustments, non-cash stock-based compensation expenses, and other gains and losses not reflective of our ongoing operations.

Measure:: 2
Pay vs Performance Disclosure
Name			Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name			Net Income
Measure:: 4
Pay vs Performance Disclosure
Name			Relative TSR
Mr. Adams [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 3,755,905	$ 3,417,703	$ 5,147,927	$ 4,495,767
PEO Actually Paid Compensation Amount			263,813	(7,264,177)	17,936,324	11,205,332
Mr. Dunn [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			3,402,383
PEO Actually Paid Compensation Amount			2,706,203
PEO | Mr. Adams [Member] | Stock and Option Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,567,922)	(2,211,760)	(2,554,773)	(1,978,913)
PEO | Mr. Adams [Member] | Fair Value at Covered Year-End for Stock and Option Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			627,261	1,053,484	4,349,758	6,021,187
PEO | Mr. Adams [Member] | Change in Fair Value (From Prior Year-End to Covered Year-End) of Outstanding Unvested Stock and Option Awards Granted Prior to Covered Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(847,981)	(3,172,834)	5,666,217	3,547,420
PEO | Mr. Adams [Member] | Change in Fair Value (From Prior Year-End to Covered Year-End) of Stock and Option Awards Granted Prior to Covered Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(703,450)	(6,350,770)	5,327,195	(880,130)
PEO | Mr. Adams [Member] | Prior Year-End Fair Value of Stock and Option Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Mr. Adams [Member] | Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Mr. Adams [Member] | Aggregate Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Mr. Dunn [Member] | Stock and Option Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,230,214)
PEO | Mr. Dunn [Member] | Fair Value at Covered Year-End for Stock and Option Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,534,034
PEO | Mr. Dunn [Member] | Change in Fair Value (From Prior Year-End to Covered Year-End) of Outstanding Unvested Stock and Option Awards Granted Prior to Covered Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Dunn [Member] | Change in Fair Value (From Prior Year-End to Covered Year-End) of Stock and Option Awards Granted Prior to Covered Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Dunn [Member] | Prior Year-End Fair Value of Stock and Option Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Dunn [Member] | Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Dunn [Member] | Aggregate Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Stock and Option Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(560,801)	(670,736)	(663,829)	(526,733)
Non-PEO NEO | Fair Value at Covered Year-End for Stock and Option Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			317,112	507,847	1,086,806	1,630,064
Non-PEO NEO | Change in Fair Value (From Prior Year-End to Covered Year-End) of Outstanding Unvested Stock and Option Awards Granted Prior to Covered Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(258,504)	(605,195)	1,550,824	354,922
Non-PEO NEO | Change in Fair Value (From Prior Year-End to Covered Year-End) of Stock and Option Awards Granted Prior to Covered Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(88,225)	(678,462)	385,671	(77,851)
Non-PEO NEO | Prior Year-End Fair Value of Stock and Option Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Aggregate Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0	$ 0